Lease Agreements	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Leases [Abstract]
Lease Agreements

Note 7 - Lease Agreements

Financing Lease Agreements

The Company has entered into financing lease agreements for delivery vehicles (disclosed in Note 4) requiring monthly payments totaling $724 (ranging from $263 to $461), including interest (ranging from 4.5% to 4.75%), over 5-year terms expiring through July 2020. One of the financing leases was paid in full during July 2019 leaving one delivery vehicle capital lease remaining.

In December 2019, the Company entered into a financing lease for a vehicle (disclosed in Note 4) requiring monthly payments of $679, including interest at 8.99% over a 6-year term expiring in December 2025.

Operating Lease Agreements

The Company leases facilities for offices, assembly and warehousing. Upon commencement, the Company recognizes a right-of-use asset and lease liability based on the net present value of the future minimum lease payments over the lease term at the commencement date. The Company's operating lease cost for the three and nine months ended March 31, 2020 was $29,131 and $95,925, respectively. Cash paid for operating lease liabilities approximated operating lease cost for the three and nine months ended March 31, 2020.

Operating lease right-of-use assets and operating lease liabilities were as follows:

Right-of-use assets:
Operating right-of-use asset	$ 95,426

Operating lease liabilities:
Current portion of long term notes payable	$ 56,926
Notes payable, less current portion	38,500

Total operating lease liabilities	$ 95,426

As of March 31, 2020, operating lease maturities each of the next five fiscal years are as follows:

Period ending March 31,
2021	$ 81,926
2022	13,500
$ 95,426

As of March 31, 2020, the weighted average remaining lease term was 1.50 years.

Note 7 - Lease Agreements

Capital Lease Agreements

Capital lease agreements for vehicles (disclosed in Note 4) require monthly payments totaling $813 (ranging from $263 to $461), including interest (ranging from 4.5% to 4.75%), over 5-year terms expiring between July 2019 and July 2020.

Operating Lease Agreements

The Company leases office, retail shop and warehouse facilities under operating leases from a related party (Note 6) which requires monthly payments of $1,500 and expires on December 31, 2021. Rent expense for this lease, as well as other month-to-month leases, totaled $18,000, $5,150 and $35,583 for the year ended June 30, 2019, the three months ended June 30, 2018, and the year ended March 31, 2018, respectively.